Stockbased Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Awards	$ 41.3	$ 43.7	$ 45.7
Restricted Unit Awards	92.2	81.3	71.4
Stock-based Compensation Expense	133.5	125.0	117.1
Tax benefit related to employees' and directors' stock plans	52.7	$ 63.2	$ 65.4
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards	$ 66.0
Unrecognized Compensation Costs On Nonvested Awards, Weighted Average Period Of Recognition	2 years 2 months
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs on Nonvested Awards, Period of Recognition	4 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards	$ 112.0
Unrecognized Compensation Costs On Nonvested Awards, Weighted Average Period Of Recognition	1 year 11 months
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs on Nonvested Awards, Period of Recognition	4 years